long-term debt - TELUS Corporation junior subordinated notes (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CAD ($) $ / NotesSeries	Jun. 30, 2025 USD ($) $ / NotesSeries	Dec. 31, 2024 CAD ($)	Jun. 30, 2024 CAD ($)
long-term debt
Long-term debt	$ 32,194		$ 28,854	$ 28,151
Prior to maturity date | Foreign exchange derivative
long-term debt
Redemption price percentage	100.00%
TELUS Corporation junior subordinated notes
long-term debt
Leverage ratios	50.00%
Repurchase offer price, expressed as percentage of principal	102.00%
TELUS Corporation junior subordinated notes | Prior to maturity date
long-term debt
Redemption price percentage	100.00%
TELUS Corporation junior subordinated notes | Maximum | Prior to maturity date
long-term debt
Redemption period	60 days
TELUS Corporation junior subordinated notes | Maximum | On or after the redemption cessation date
long-term debt
Redemption period	90 days
TELUS Corporation junior subordinated notes | Minimum | Prior to maturity date
long-term debt
Redemption period	10 days
TELUS Corporation junior subordinated notes | Minimum | On or after the redemption cessation date
long-term debt
Redemption period	10 days
6.25% Fixed-to-Fixed Rate, Series CAR
long-term debt
Issued	Multiple
Maturity	July 2055
Issue price | $ / NotesSeries	1,006.41	1,006.41
Effective interest rate	6.09%	6.09%
Principal face amount: Originally issued	$ 1,100
Long-term debt	$ 1,500
No-call period cessation date	July 21, 2030
Rate reset	6.25%	6.25%
Interest rate on borrowings	6.25%	6.25%
6.75% Fixed-to-Fixed Rate, Series CAS
long-term debt
Issued	Multiple
Maturity	July 2055
Issue price | $ / NotesSeries	1,020.45	1,020.45
Effective interest rate	6.46%	6.46%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 925
No-call period cessation date	July 21, 2035
Rate reset	6.75%	6.75%
Interest rate on borrowings	6.75%	6.75%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A
long-term debt
Principal face amount: Originally issued		$ 700
Long-term debt		$ 700
Interest rate on borrowings	6.625%	6.625%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A | Foreign exchange derivative
long-term debt
Principal face amount: Originally issued	$ 962
First no-call period interest rate fixed at	5.79%	5.79%
Fixed exchange rate	1.3743	1.3743
U.S. Dollar 7.00% Fixed-to-Fixed Rate, Series B
long-term debt
Issued	June 2025
Maturity	Oct. 2055
Issue price | $ / NotesSeries	1,000	1,000
Effective interest rate	7.00%	7.00%
Principal face amount: Originally issued		$ 800
Long-term debt		$ 800
No-call period cessation date	Oct. 15, 2035
Rate reset	7.00%	7.00%
Interest rate on borrowings	7.00%	7.00%
U.S. Dollar 7.00% Fixed-to-Fixed Rate, Series B | Foreign exchange derivative
long-term debt
Principal face amount: Originally issued	$ 1,100
First no-call period interest rate fixed at	6.42%	6.42%
Fixed exchange rate	1.3743	1.3743
Fixed-to-Fixed Rate Series A
long-term debt
Issued	June 2025
Maturity	Oct. 2055
Issue price | $ / NotesSeries	1,000	1,000
Effective interest rate	6.625%	6.625%
No-call period cessation date	Oct. 15, 2030
Rate reset	6.625%	6.625%
Interest rate on borrowings	6.625%	6.625%
Fixed-to-Fixed Rate Series B
long-term debt
Interest rate on borrowings	7.00%	7.00%
6.25% Fixed-to-Fixed Rate, Series issued in April 2025
long-term debt
Issue price | $ / NotesSeries	999.65	999.65
Effective interest rate	6.25%	6.25%
Principal face amount: Originally issued	$ 1,100
Interest rate on borrowings	6.25%	6.25%
6.25% Fixed-to-Fixed Rate, Series issued in June 2025
long-term debt
Issue price | $ / NotesSeries	1,026.25	1,026.25
Effective interest rate	5.61%	5.61%
Principal face amount: Originally issued	$ 375
6.75% Fixed-to-Fixed Rate, Series issued in April 2025
long-term debt
Issue price | $ / NotesSeries	999.59	999.59
Effective interest rate	6.75%	6.75%
Principal face amount: Originally issued	$ 500
Interest rate on borrowings	6.75%	6.75%
6.75% Fixed-to-Fixed Rate, Series issued in June 2025
long-term debt
Issue price | $ / NotesSeries	1,045	1,045
Effective interest rate	6.13%	6.13%
Principal face amount: Originally issued	$ 425